Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
34.	Subsequent events

a.	On January 19, 2021, the Company made the payment of the loan with Scotiabank for USD $ 95.5 million, through the loan described in Note 1.b.

b.	On February 2, 2021, the Company made the payment of the loan with BBVA for USD$ 95.5 million, through the loan described in Note 1b.

c.

During the first months of 2021, the COVID-19 pandemic continued to affect the Company's results, mainly due to the decrease in domestic and international passenger traffic compared to the same period in the 2020 fiscal year. Containment steps, such as those taken by the United States government, which expanded the requirement for negative COVID-19 testing for all air passengers entering the United States beginning January 26, 2021, also affect passenger traffic. As of January 7, 2021, there were similar testing requirements for air passengers traveling to Canada, and subsequently, the Canadian government suspended flights between Mexico and the Caribbean until April 30, 2021, further contributing to a decrease in passenger traffic levels compared to the first quarter of 2021.

As previously mentioned, the degree of recovery of the Company's operations and results will depend on the duration and containment of the pandemic by the Mexican and Jamaican governments and the U.S. government, as the main origin-destination. Due to the nature of the pandemic, the Company cannot fully estimate the impact on its financial situation or operating results in the short, medium or long term. However, the rate of vaccination of its population by the U.S. government, combined with the size of its population, may aid in a sooner than expected recovery in international traffic, mainly at the Company's airports in tourist destinations.

During 2021, the Company will continue evaluating the possible adverse impacts of the pandemic on its financial condition and operating results. The Company will also review key indicators and perform impairment tests of significant long-term assets, expected credit losses and recovery of deferred taxes. The Company has reviewed financial results for the short, medium, and long term, concluding that a significant deterioration of the Company’s assets is not expected. As such, the Company does not foresee a business interruption or closing operations at any of its airports.

The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico S.A.B. de C.V. on April 22, 2021, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.